Basis of preparation (Details Narrative) $ in Thousands, $ in Thousands		1 Months Ended	3 Months Ended
	Jan. 04, 2024 USD ($)	Feb. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Net loss			$ 1,212			$ 839
Cash flows from operating activities			618			(1,683)
Shareholders' deficit			10,423			(4,056)	$ 3,739	$ (3,565)
Working capital			6,236
Proceeds from private placement			$ 8,692			$ 37
Private placements [member]
IfrsStatementLineItems [Line Items]
Proceeds from private placement	$ 26	$ 8,692		$ 11,935	$ 2,408